Provisions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Provisions

Provisions increased by 133 million euros compared to December 31, 2016. The figure breaks down as follows:

	As of December 31, 2016	Increase	Used through income statement	Used directly	Exchange differences and other changes	As of December 31, 2017
	(millions of euros)
Provision for taxation and tax risks	119	18		(31)	(13)	93
Provision for restoration costs	326	28		(4)		350
Provision for legal disputes	457	260	(1)	(107)	(4)	605
Provision for commercial risks	46	6		(18)	(6)	28
Provision for risks and charges on investments and corporate-related transactions	28		(2)		6	32
Other provisions	8	8	(1)	(4)	(2)	9

Total	984	320	(4)	(164)	(19)	1,117

Of which:
Non-current portion	830					825
Current portion	154					292